Convertible Promissory Notes - Summary of Convertible Notes Issued (Including Accrued Interest) Outstanding, and Converted (Detail) - Convertible Notes Payable [Member] - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Beginning balance	$ 0	$ 2,698,564	$ 0
Issuance of convertible notes payable	28,568,000	2,685,000
Interest expense	2,859,878	13,564
Converted to common stock	(34,126,442)
Ending balance	$ 0	$ 2,698,564	$ 0